Bank Loans - Summary of Bank Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Bank loans		$ 32,941	$ 5,934
Long-term bank loans		2,155	0
Total bank loans		35,096	5,934
Bank Of Beijing One [Member]
Line of Credit Facility [Line Items]
Bank loans	[1]		3,842
Bank of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[2]	1,993	1,005
Bank of Beijing Two [Member]
Line of Credit Facility [Line Items]
Bank loans	[3]	4,598
SPD Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[4]	6,503	$ 1,087
SPD Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[5]	18,361
Guangdong Development Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[6]	1,378
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[7]	108
Long-term bank loans	[7]	163
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Long-term bank loans	[8]	$ 1,992

[1]	On May 20, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $7,356 (RMB 48 million) with a term from July 2015 to May 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan’s interest rate is based on the prime rate of a five-year term loan published by the People’s Bank of China at the time withdraws are made. Interest is payable quarterly and the loan was repaid on May 20, 2020.
[2]	On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,005 (RMB 7 million) was drawn on December 24, 2019 and was repaid on December 24, 2020. On March 13, 2020, Sinovac Dalian withdrew $1,073 (RMB 7 million) with an annual interest rate at 95 basis point above the prime rate of a one year term loan published by the People’s Bank of China, at 5.00%. On December 9, 2020, Sinovac Dalian withdrew $920 (RMB 6 million) with an annual interest rate at 55 basis point above the prime rate of a one year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans are repayable on March 13, 2021 and December 9, 2021, respectively. Buildings of Sinovac Dalian with a net book value of $2,567 (RMB 16.7 million) were pledged as collateral.
[3]	On March 31, 2020, Sinovac LS entered into a maximum credit facility of $4,598 (RMB 30 million) with Bank of Beijing to finance its working capital requirements. $4,598 (RMB 30 million) was drawn on March 31, 2020 with an annual interest rate of 3.05%. Interest is payable quarterly and the loan is payable on March 31, 2021.
[4]	On November 25, 2019, Sinovac Dalian entered into a revolving bank loan with SPD Silicon Valley Bank with the aggregate principal of $7,663 (RMB 50 million) to finance its working capital requirements. The revolving loan bears interest at 125 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average rate at 5.1% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. $1,087 (RMB 7.6 million) was drawn in 2019 and repaid in December 2020. The outstanding balance of $6,503 (RMB 42.4 million) was drawn during 2020 and is payable on or before August 6, 2021.
[5]	On May 14, 2020 and September 3, 2020, Sinovac LS entered into two revolving bank loans with SPD Silicon Valley Bank with the aggregate principal of $7,663 (RMB 50 million) and $10,728 (RMB 70 million) to finance its working capital requirements. The revolving loan bears interest at 120 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average rate at 5.05% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months. The outstanding balance of $18,361 (RMB 119.8 million) was drawn during 2020 and is payable on or before October 15, 2021.
[6]	On November 5, 2020, Sinovac Dalian entered into a maximum credit facility of $1,379 (RMB 9 million) with Guangdong Development Bank to finance its working capital requirements. $1,378 (RMB 9.0 million) was drawn during 2020 and payable on or before November 29, 2021. The loan bears interest at 115 basis point above the prime rate of one year term loan published by the People’s Bank of China, at 5% and interest is payable monthly. Prepaid land lease payments of Sinovac Dalian with a net book value of $2,196 (RMB 14.3 million) were pledged as collateral.
[7]	On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bears annual interest rate at 175 basis point above the prime rate of a one year term loan published by the People’s Bank of China, at 5.6%. Principals and interests are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020. As of December 31, 2020, $108 (RMB 0.7 million) is recorded in bank loans due within one year and $163 (RMB 1.1 million) is recorded in long-term bank loans. Buildings of Sinovac Dalian with a net book value of $672 (RMB 4.4 million) were pledged as collateral.
[8]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $30,651 (RMB 200 million) is to finance Sinovac Dalian’s purchase of property plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis point above the prime rate of a five year term loan published by the People’s Bank of China, at 5.88%. Interest is payable quarterly and principal installment repayments begin in 2023 and shall be fully paid by November 16, 2028. Certain machinery and equipment of Sinovac Dalian with a net book value of $23,015 (RMB 150.2 million) were pledged as collateral. Sinovac Dalian withdrew $1,992 (RMB 13 million) on December 14, 2020, which will be repaid during 2023 to 2028.